Receivable from Railway Program Execution Unit - Additional Information (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2017
Disclosure of receivables [abstract]
Receivable from railway program execution unit			$ 117,407,006
Valuation of asset	$ 133,044,253	$ 173,346,267